Shareholder Report, Holdings (Details)	Oct. 31, 2025
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000093382 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000093382 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000093382 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093382 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093382 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000093382 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093382 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000093382 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093382 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093382 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093382 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093382 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000093382 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098143 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000098143 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098143 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098143 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098143 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098143 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098143 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098143 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098143 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098143 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098143 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098143 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000098143 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098142 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000098142 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098142 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098142 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098142 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098142 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098142 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098142 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098142 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098142 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098142 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098142 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000098142 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098146 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000098146 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000098146 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000098146 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000098146 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000098146 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000098146 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000098147 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000098147 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000098147 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000098147 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000098147 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000098147 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000098147 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000093384 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093384 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000093384 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000093384 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000093384 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000093384 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000093384 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000093386 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000093386 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000093386 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000093386 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000093386 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093386 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000093386 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000093386 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000093386 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093386 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000098150 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000098150 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098150 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000098150 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000098150 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098150 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000098150 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000098150 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000098150 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000098150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000098151 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098151 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098151 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098151 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098151 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098151 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000098151 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000098151 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098151 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000098151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104316 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104316 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000104316 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104316 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104316 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104316 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104316 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104316 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104316 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104316 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104316 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000104316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000104316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000104316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000104316 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104316 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000104316 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104316 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000104316 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000104316 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000104316 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000104317 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104317 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000104317 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104317 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104317 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104317 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104317 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104317 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104317 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104317 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104317 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104317 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000104317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000104317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000104317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000104317 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104317 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000104317 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104317 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000104317 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000104317 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000104317 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101924 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101924 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000101924 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101924 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101924 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101924 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101924 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101924 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101924 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101924 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101924 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000101924 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000101924 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101924 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101924 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000101924 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000101924 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101924 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000101924 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101924 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000101924 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000101924 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000101924 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000104315 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104315 [Member] | Karooooo Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104315 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104315 [Member] | CreditAccess Grameen Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104315 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104315 [Member] | Medi Assist Healthcare Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104315 [Member] | Andes Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104315 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104315 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104315 [Member] | Zetrix Ai Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104315 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000104315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000104315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000104315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000104315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104315 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104315 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104315 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000104315 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000104315 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000104315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000104315 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104315 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104315 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104314 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104314 [Member] | Karooooo Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104314 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104314 [Member] | CreditAccess Grameen Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104314 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104314 [Member] | Medi Assist Healthcare Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104314 [Member] | Andes Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104314 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104314 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104314 [Member] | Zetrix Ai Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104314 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000104314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000104314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000104314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000104314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104314 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104314 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000104314 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000104314 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000104314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000104314 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104314 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104314 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104313 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104313 [Member] | Karooooo Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104313 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104313 [Member] | CreditAccess Grameen Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104313 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104313 [Member] | Medi Assist Healthcare Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104313 [Member] | Andes Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104313 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104313 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104313 [Member] | Zetrix Ai Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104313 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000104313 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000104313 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104313 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000104313 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000104313 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104313 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104313 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104313 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104313 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000104313 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000104313 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000104313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000104313 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104313 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104313 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130348 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130348 [Member] | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130348 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130348 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130348 [Member] | Nova Ljubljanska Banka dd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130348 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130348 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130348 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130348 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130348 [Member] | Mobile World Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130348 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130348 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000130348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130348 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130348 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000130348 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130348 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130348 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130348 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130348 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130348 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130348 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130348 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130348 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000130348 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130349 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130349 [Member] | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130349 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130349 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130349 [Member] | Nova Ljubljanska Banka dd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130349 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130349 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130349 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130349 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130349 [Member] | Mobile World Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130349 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000130349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000130349 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130349 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130349 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130349 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130349 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130349 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130349 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130349 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130349 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000130349 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130350 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130350 [Member] | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130350 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130350 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130350 [Member] | Nova Ljubljanska Banka dd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130350 [Member] | Kaspi KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130350 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130350 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130350 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130350 [Member] | Mobile World Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130350 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000130350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000130350 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130350 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130350 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130350 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130350 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130350 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130350 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130350 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130350 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000130350 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142708 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000142708 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000142708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142708 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142708 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142708 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142708 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142708 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142708 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000142708 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000142710 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000142710 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000142710 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142710 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142710 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142710 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142710 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142710 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142710 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000142710 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000142709 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000142709 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000142709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142709 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142709 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142709 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142709 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142709 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000142709 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000174429 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174429 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174429 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174429 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174429 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174429 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174429 [Member] | Sun Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174429 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174429 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174429 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174429 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000174429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000174429 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000174429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000174429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174429 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174429 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174429 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174429 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174429 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174430 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174430 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174430 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174430 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174430 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174430 [Member] | Sun Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174430 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174430 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174430 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174430 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000174430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000174430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000174430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174430 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000174430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174430 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174430 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174430 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174430 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174431 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174431 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174431 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174431 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174431 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174431 [Member] | Sun Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174431 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174431 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174431 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174431 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000174431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000174431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000174431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000174431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174431 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174431 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174431 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174431 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217584 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000217584 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217584 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217584 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217584 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217584 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217584 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217584 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217584 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217584 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217584 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000217584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000217584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217584 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217584 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217584 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217584 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000217584 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217584 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000217584 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217586 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000217586 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217586 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217586 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217586 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217586 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217586 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217586 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217586 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217586 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217586 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000217586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000217586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217586 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217586 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217586 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217586 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000217586 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217586 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000217586 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217585 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000217585 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217585 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217585 [Member] | Sieyuan Electric Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217585 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217585 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217585 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217585 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217585 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217585 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217585 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000217585 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217585 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217585 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217585 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217585 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000217585 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217585 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217585 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217585 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217585 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000217585 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217585 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000217585 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221885 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221885 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000221885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221885 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000221885 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000221885 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221886 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221886 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000221886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221886 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000221886 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000221886 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221884 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221884 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000221884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000221884 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000221884 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000250018 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250018 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250018 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250018 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250018 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250018 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250018 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250018 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250018 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250018 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000250018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000250018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000250018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250018 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000250018 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000250018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000250018 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250018 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000250020 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250020 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250020 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250020 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250020 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250020 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250020 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250020 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250020 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250020 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000250020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000250020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000250020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250020 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000250020 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000250020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000250020 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250020 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000250019 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250019 [Member] | Rede D Or Sao Luiz S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250019 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250019 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250019 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250019 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250019 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250019 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250019 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250019 [Member] | Other assets less that 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000250019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000250019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000250019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250019 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000250019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000250019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000250019 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250019 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%